Combined Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES
Net income	$ 382,275	$ 465,357
Items not involving current cash flows	(196,583)	(294,790)
Leasing commissions paid	(1,307)	(4,225)
Tenant incentives paid	(513)	(9,913)
Current income tax expense	5,071	7,631
Income taxes paid	(3,009)	(10,273)
Interest expense	29,275	21,440
Interest paid	(28,833)	(21,116)
Changes in working capital balances	(2,945)	3,777
Cash provided by operating activities	183,431	157,888
INVESTING ACTIVITIES
Property acquisitions	(930,878)	(549,120)
Proceeds from disposals of investment properties, net	85,536	681,319
Capital expenditures - Maintenance or improvements	(2,889)	(17,799)
Capital expenditures - Developments or expansions	(27,407)	(15,378)
Construction funds in escrow	(17,125)
Mortgage receivable proceeds	16,845	30,000
Acquisition deposits		(33,086)
Fixed asset additions	(176)	(111)
Decrease (increase) in other assets		36
Cash provided by (used in) investing activities	(876,094)	95,861
FINANCING ACTIVITIES
Monthly distributions paid	(136,897)	(125,131)
Special distribution paid	(13,710)
Proceeds from unsecured term loans		548,677
Repayment of lease obligations	(598)
Settlement of cross currency swap	(6,825)
Proceeds from bank indebtedness		247,274
Repayments of bank indebtedness		(279,768)
Financing costs paid	(452)	(3,319)
Distributions to non-controlling interests	(150)	(20)
Contributions by non-controlling interests	225
Proceeds from stapled unit offerings, net of issuance costs	502,003
Repurchase of stapled units	(71)	(63,530)
Cash provided by (used in) financing activities	343,525	324,183
Effect of exchange rate changes on cash and cash equivalents	(10,431)	11,295
Net (decrease) increase in cash and cash equivalents during the year	(359,569)	589,227
Cash and cash equivalents, beginning of year	658,246	69,019
Cash and cash equivalents, end of year	$ 298,677	$ 658,246